EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	12 years	11 years
Expense for savings plan and DC Plans	$ 64	$ 64	$ 58
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans	64	64	58
Total cash contributions	101	150	171
Gain (loss) due to settlement			81
Net periodic benefit cost, settlement charge			$ 18
Change in Plan Assets
Plan assets at fair value – beginning of year	3,835
Plan assets at fair value – end of year	4,055	3,835
Amounts recognized in the Balance Sheet
Other long-term assets (Note 16)	518	563
Other long-term liabilities (Note 19)	(97)	$ (111)
Company's expected funding contributions for savings plan and DC Plans	$ 70
Pension Benefit Plans
Employee post-retirement benefits
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	10 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 28	$ 78	$ 105
Total amount outstanding under letters of credit	78	0
Settlement gain (loss), before tax	0	(2)	(2)
Curtailment gain	0	0	5
Net benefit cost recognized	17	51	99
Change in Benefit Obligation
Benefit obligation – beginning of year	3,081	4,027
Service cost	93	145	171
Interest cost	158	125	119
Employee contributions	7	6
Benefits paid	(185)	(324)
Actuarial (gain) loss	219	(949)
Foreign exchange rate changes	(17)	51
Benefit obligation – end of year	3,356	3,081	4,027
Change in Plan Assets
Plan assets at fair value – beginning of year	3,481	4,145
Actual return on plan assets	385	(483)
Employer contributions	28	78
Employee contributions	7	6
Benefits paid	(185)	(324)
Foreign exchange rate changes	(19)	59
Plan assets at fair value – end of year	3,697	3,481	4,145
Funded Status – Plan Surplus	$ 341	$ 400
Discount rate	4.75%	5.15%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 16)	$ 341	$ 400
Accounts payable and other	0	0
Other long-term liabilities (Note 19)	0	0
Net	341	400
Company's expected funding contributions	$ 0
Pension Benefit Plans | Minimum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Pension Benefit Plans | Maximum
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	5 years
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans	$ 9	8	8
Settlement gain (loss), before tax	0	0	0
Curtailment gain	0	0	0
Net benefit cost recognized	3	6	9
Change in Benefit Obligation
Benefit obligation – beginning of year	310	419
Service cost	3	5	6
Interest cost	16	13	12
Employee contributions	2	2
Benefits paid	(44)	(24)
Actuarial (gain) loss	2	(120)
Foreign exchange rate changes	(4)	15
Benefit obligation – end of year	285	310	419
Change in Plan Assets
Plan assets at fair value – beginning of year	354	431
Actual return on plan assets	24	(89)
Employer contributions	9	8
Employee contributions	2	2
Benefits paid	(23)	(24)
Foreign exchange rate changes	(8)	26
Plan assets at fair value – end of year	358	354	431
Funded Status – Plan Surplus	$ 73	$ 44
Discount rate	5.10%	5.45%
Amounts recognized in the Balance Sheet
Other long-term assets (Note 16)	$ 177	$ 163
Accounts payable and other	(7)	(8)
Other long-term liabilities (Note 19)	(97)	(111)
Net	73	44
Company's expected funding contributions	6
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Total amount outstanding under letters of credit	$ 244	322	322
United States | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax		$ 2	2
Curtailment gain			5
United States | Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Settlement gain (loss), before tax			3
Curtailment gain			$ 3